Schedule of Cash, Cash Equivalents and Short-term Investments (Details) (USD $)	Jan. 31, 2013	Jan. 31, 2012
Cash, Cash Equivalents, and Short-term Investments	$ 2,117,142	$ 9,249,307
Adjusted Cost [Member]
Cash, Cash Equivalents, and Short-term Investments	2,116,467	9,246,422
Unrealized Gains [Member]
Cash, Cash Equivalents, and Short-term Investments	675	2,885
Fair Value [Member]
Cash, Cash Equivalents, and Short-term Investments	$ 2,117,142	$ 9,249,307